Vessels and Vessels held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2015	$421,903	$(37,354)	$384,549
- Capitalized costs	194	-	194
- Vessels' disposals	(16,245)	2,728	(13,517)
- Depreciation	-	(12,013)	(12,013)
- Impairment charges	(118,861)	-	(118,861)
Balance, December 31, 2016	$286,991	$(46,639)	$240,352
- Vessels' disposals	(9,951)	5,001	(4,950)
- Transfer to vessels held for sale	(21,350)	2,972	(18,378)
- Depreciation	-	(7,353)	(7,353)
- Impairment charges	(8,363)	-	(8,363)
Balance, December 31, 2017	$247,327	$(46,019)	$201,308